Inventories, Net - Schedule of Impairment Provided for Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Impairment Provided for Inventories [Abstract]
Balance at the beginning of the year	$ 241,288	$ 229,239	$ 372,405
Current period addition	239,715	18,320	102,092
Reduction	(238,953)		(222,465)
Foreign currency translation adjustment	9,592	(6,271)	(22,793)
Balance at the end of the year	$ 251,642	$ 241,288	$ 229,239